Balance Sheets (Parenthetical) (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,343,800	2,343,800	2,343,800
Common stock, shares outstanding	2,343,800	2,343,800	2,343,800